Financial Risk Management	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Financial Risk Management

20. Financial risk management

The Company’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize any adverse effects on the financial performance of the Company.

(1) Capital risk management

The Company's capital management aims to maximize shareholder profits by minimizing capital procurement costs while maintaining the ability to continue as a corporation and to maintain a proper capital structure. The Company manages its capital on the basis of its debt ratio, which is calculated by dividing the total liabilities by total equity. The Company's debt-to-equity ratio as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Total liabilities	~~W~~	71,885	~~W~~	25,097	~~W~~	15,738
Total equity	~~W~~	43,998	~~W~~	30,647	~~W~~	30,137
Debt-to-equity ratio		163%		82%		52%

(2) Market risk

① Foreign exchange risk

The amount of monetary assets and liabilities denominated in foreign currencies as of the end of the reporting period is as follows:

	December 31, 2017
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	33,614,259	31,553,072	~~W~~	36,026	~~W~~	33,815
JPY	93,528,526	294,217		888		3
BRL	161,846	—		52		—
EUR	354,019	—		453		—
IDR	901,342,531	17,291		71		—
THB	334,038	35,317		11		1
TWD	147,972,077	29,537,654		5,315		1,061
VND	84,010,000	22,830,100		397		107
HKD	304,033	4,967		43		1
Total			~~W~~	43,256	~~W~~	34,988

	December 31, 2016
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	3,426,827	2,514,885	~~W~~	4,141	~~W~~	3,039
JPY	106,021,431	411,102		1,099		4
BRL	141,958	—		53		—
EUR	348,956	—		442		—
IDR	79,382,774	—		7		—
TWD	29,460,082	2,326,761		1,102		87
HKD	319,901	47,469		50		8
Total			~~W~~	6,894	~~W~~	3,138

	January 1, 2016
	Financial assets	Financial liabilities	Financial assets		Financial liabilities
	(In each foreign currency)			(In millions of Korean won)
USD	3,025,825	7,499	~~W~~	3,546	~~W~~	9
JPY	215,425,469	811,325		2,094		8
BRL	137,358	—		41		—
CNY	2,000,000	—		361		—
EUR	339,587	—		435		—
IDR	68,916,894	—		6		—
THB	547,983	—		18		—
TWD	7,927,448	—		281		—
HKD	6,507	—		1		—
Total			~~W~~	6,783	~~W~~	17

The Company measures foreign exchange risk as a 10% fluctuation in the exchange rate of each foreign currency, which reflects the management's assessment of the risk of exchange rate fluctuation that can be reasonably occur. The impact of a 10% fluctuation in foreign currency exchange rates on the Company’s monetary assets and liabilities as of December 31, 2017, and 2016 are as follows:

	December 31, 2017				December 31, 2016				January 1, 2016
	10% Increase		10% Decrease		10% Increase		10% Decrease		10% Increase		10% Decrease
		(In millions of Korean won)
USD	~~W~~	221	~~W~~	(221)	~~W~~	110	~~W~~	(110)	~~W~~	354	~~W~~	(354)
JPY		88		(88)		109		(109)		209		(209)
Others		517		(517)		156		(156)		114		(114)
Total	~~W~~	826	~~W~~	(826)	~~W~~	375	~~W~~	(375)	~~W~~	677	~~W~~	(677)

The sensitivity analysis is based on monetary assets and liabilities denominated in foreign currencies other than the functional currency as of the end of the reporting period.

② Interest rate risk

As of the end of the reporting period, there are no borrowings under variable interest rate conditions.

③ Price risk

There are no assets and liabilities exposed to price risk as of the end of the reporting period.

(3) Credit risk

Credit risk arises from normal trading and investing activities and occurs when a customer or a counterparty fails to comply with the terms of the contract. In order to manage these credit risks, the Company regularly evaluate the creditworthiness of our customers based on their financial condition, past experience and other factors.

The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Company as of December 31, 2017, 2016 and January 1, 2016 are as follows

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	39,095	~~W~~	16,720	~~W~~	24,909
Short-term financial instruments		22,500		22,000		11,500
Accounts receivable		42,168		11,819		5,289
Other receivable		698		710		160
Other current assets		155		157		102
Other non-current financial assets		1,394		965		954
Total	~~W~~	106,010	~~W~~	52,371	~~W~~	42,914

Cash and cash equivalents and short-term financial instruments are deposited to financial institutions with strong credit rating. Accounts receivables are mainly due from payment processing companies, platform service providers and major game licensees, which resulted in low level of credit risk.

(4) Liquidity risk

Liquidity risk management includes the maintenance of sufficient cash and marketable securities, the availability of funds from appropriately committed credit lines, and the ability to settle market positions. The following table summarizes the financial liabilities of the Company by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2017
	Less than 3 months		3 months ~ 1 year		More than 1 year		Total
		(In millions of Korean won)
Accounts payable	~~W~~	42,790	~~W~~	1,620	~~W~~	—	~~W~~	44,410
Accrued expenses		322		—		—		322
Other liabilities		—		107		141		248
Total	~~W~~	43,112	~~W~~	1,727	~~W~~	141	~~W~~	44,980

	December 31, 2016
	Less than 3 months		3 months ~ 1 year		More than 1 year		Total
	(In millions of Korean won)
Accounts payable	~~W~~	6,378	~~W~~	3,345	~~W~~	—	~~W~~	9,723
Accrued expenses		250		—		—		250
Other liabilities		—		—		—		—
Total	~~W~~	6,628	~~W~~	3,345	~~W~~	—	~~W~~	9,973

	January 1, 2016
	Less than 3 months		3 months ~ 1 year		More than 1 year		Total
	(In millions of Korean won)
Accounts payable	~~W~~	1,923	~~W~~	612	~~W~~	—	~~W~~	2,535
Accrued expenses		209		—		—		209
Other liabilities		—		17		—		17
Total	~~W~~	2,132	~~W~~	629	~~W~~	—	~~W~~	2,761

The cash flows above are not discounted and the amount due within 12 months is the same as the carrying amount since the effect of the discount is not material.